Revision of Third Quarter 2025 - Unaudited - Schedule of Company’s Condensed Consolidated Balance Sheets (Details) $ in Thousands	Sep. 30, 2025 USD ($)
As Previously Reported [Member]
Schedule of Company’s Condensed Consolidated Balance Sheets [Line Items]
Accounts payable	$ 6,982
Total current liabilities	23,540
Total liabilities	38,210
Additional paid-in capital	118,254
Accumulated deficit	(152,214)
Total stockholders’ deficit	(33,960)
Adjustment [Member]
Schedule of Company’s Condensed Consolidated Balance Sheets [Line Items]
Accounts payable	(49)
Total current liabilities	(49)
Total liabilities	(49)
Additional paid-in capital	3,947
Accumulated deficit	(3,898)
Total stockholders’ deficit	49
As Corrected [Member]
Schedule of Company’s Condensed Consolidated Balance Sheets [Line Items]
Accounts payable	6,933
Total current liabilities	23,491
Total liabilities	38,161
Additional paid-in capital	122,201
Accumulated deficit	(156,112)
Total stockholders’ deficit	$ (33,911)